UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Small Cap Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Apparel - 3.61%
Oxford Industries, Inc.	472,600	$17,292,434
Quiksilver, Inc.*	519,400	15,078,182
		32,370,616
Banks - 1.33%
City National Corporation	171,050	11,942,711

Business Equipment and Services - 9.44%
CheckFree Corporation*	582,986	23,759,594
Headwaters Incorporated*	370,300	12,162,503
Jacobs Engineering Group Inc.*	228,250	11,850,740
Macrovision Corporation*	503,850	11,424,799
Resources Connection, Inc.*	833,018	17,455,892
Strayer Education, Inc.	70,133	7,951,680
		84,605,208
Capital Equipment - 4.36%
Chicago Bridge & Iron Company N.V., NY Shares	371,700	16,365,951
Cooper Cameron Corporation*	190,900	10,921,389
Nordson Corporation	321,019	11,810,289
		39,097,629
Chemicals - Specialty - 1.78%
Minerals Technologies Inc.	242,500	15,951,650

Communications Equipment - 3.44%
ADC Telecommunications, Inc.*	2,770,800	5,500,038
ADTRAN, Inc.	541,500	9,554,767
Inter-Tel, Incorporated	159,650	3,907,434
Plantronics, Inc.	312,600	11,903,808
		30,866,047
Computers - Peripherals - 16.02%
Allscripts Healthcare Solutions, Inc.*	395,600	5,647,190
Avid Technology, Inc.*	225,550	12,210,149
Cognex Corporation	541,800	13,482,693
Epicor Software Corporation*	469,500	6,143,407
Kronos Incorporated*	371,350	18,949,991
MICROS Systems, Inc.*	412,500	15,124,313
Macromedia, Inc.*	487,300	16,305,058
McAfee, Inc.*	267,600	6,037,056
National Instruments Corporation	458,550	12,362,508
Nautilus Group, Inc. (The)	822,100	19,533,096
Red Hat, Inc.*	746,750	8,143,309
Take-Two Interactive Software, Inc.*	246,450	9,632,498
		143,571,268
Cosmetics and Toiletries - 1.36%
Nu Skin Enterprises, Inc., Class A	542,600	12,213,926

Electrical Equipment - 0.49%
Microsemi Corporation*	269,100	4,376,912

Electronic Components - 2.21%
FormFactor, Inc.*	533,250	12,070,114
Semtech Corporation*	430,800	7,689,780
		19,759,894
Electronic Instruments - 3.80%
FLIR Systems, Inc.*	602,000	18,228,560
WMS Industries Inc.*	560,200	15,775,232
		34,003,792
Finance Companies - 1.34%
Financial Federal Corporation	338,650	11,978,050

Food and Related - 1.80%
J.M. Smucker Company (The)	320,500	16,121,150

Health Care - Drugs - 3.69%
Amylin Pharmaceuticals, Inc.*	178,000	3,115,890
Angiotech Pharmaceuticals, Inc.*	511,950	7,866,112
Encysive Pharmaceuticals Inc.*	309,500	3,161,542
Martek Biosciences Corporation*	323,939	18,874,306
		33,017,850
Health Care - General - 9.16%
Advanced Neuromodulation Systems, Inc.*	415,350	11,042,080
American Medical Systems Holdings, Inc.*	431,600	7,399,782
Digene Corporation*	454,400	9,417,440
Hologic, Inc.*	334,650	10,666,969
ResMed Inc.*	327,950	18,496,380
Schein (Henry), Inc.*	437,700	15,660,906
Wright Medical Group, Inc.*	394,400	9,424,188
		82,107,745
Hospital Supply and Management - 5.97%
Advisory Board Company (The)*	283,186	12,366,733
Cerner Corporation*	524,694	27,598,904
VCA Antech, Inc.*	666,850	13,487,041
		53,452,678
Leisure Time Industry - 1.28%
THQ Inc.*	409,450	11,480,978

Motor Vehicle Parts - 1.00%
Gentex Corporation	280,950	8,958,091

Multiple Industry - 0.53%
FoxHollow Technologies, Inc.*	169,500	4,763,798

Petroleum - Domestic - 1.42%
Western Gas Resources, Inc.	368,150	12,682,767

Petroleum - International - 2.53%
Newfield Exploration Company*	305,250	22,667,865

Petroleum - Services - 2.14%
Patterson-UTI Energy, Inc.	767,800	19,206,517

Publishing - 2.40%
Getty Images, Inc.*	302,950	21,542,774

Railroad - 1.56%
Kansas City Southern*	725,900	13,980,834

Restaurants - 0.25%
Red Robin Gourmet Burgers, Inc.*	43,447	2,212,104

Retail - Specialty Stores - 4.31%
Guitar Center, Inc.*	161,900	8,877,786
O'Reilly Automotive, Inc.*	353,150	17,505,646
Tractor Supply Company*	280,950	12,224,135
		38,607,567
Timesharing and Software - 6.50%
Digitas Inc.*	1,302,500	13,161,763
FactSet Research Systems, Inc.	640,525	21,143,730
MicroStrategy Incorporated, Class A*	226,100	12,269,316
Zebra Technologies Corporation*	245,060	11,634,223
		58,209,032

TOTAL COMMON STOCKS - 93.72%		$839,749,453

(Cost: $679,114,785)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.56%
Alcoa Incorporated,
2.82%, 4-4-05	$5,000	4,998,825

Capital Equipment - 1.34%
John Deere Capital Corporation,
2.84%, 4-21-05	6,000	5,990,534
John Deere Finance S.A. (John Deere Capital Corporation),
2.76%, 4-7-05	6,000	5,997,240
		11,987,774
Cosmetics and Toiletries - 1.14%
Gillette Company (The),
2.81%, 4-1-05	10,183	10,183,000

Finance Companies - 0.66%
USAA Capital Corp.,
2.76%, 4-6-05	5,900	5,897,738

Health Care - General - 0.58%
Baxter International Inc.,
2.85%, 4-5-05	5,176	5,174,361

Utilities - Gas and Pipeline - 1.11%
Questar Corporation,
2.83%, 4-8-05	10,000	9,994,497

Total Commercial Paper - 5.39%		48,236,195

Municipal Obligations

Maryland - 0.45%
      Mayor and City Council of Baltimore (City of Baltimore,
             Maryland), General Obligation Bonds, Consolidated Public
             Improvement Refunding Bonds, Series 2003C (Variable Rate
Demand/Taxable), (Financial Security Assurance Inc.),
2.85%, 4-7-05	4,000	4,000,000

Texas - 0.44%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
2.74%, 4-7-05	4,000	4,000,000

Total Municipal Obligations - 0.89%		8,000,000

TOTAL SHORT-TERM SECURITIES - 6.28%		$56,236,195

(Cost: $56,236,195)

TOTAL INVESTMENT SECURITIES - 100.00%		$895,985,648

(Cost: $735,350,980)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005